GOODWILL (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
GOODWILL
Goodwill, beginning balance	€ 24,728	€ 19,938
Goodwill, ending balance	31,662	24,728
Wild Streak LLC
GOODWILL
Goodwill, beginning balance	24,728
Goodwill recognized upon acquisition		4,790
Goodwill, ending balance		€ 24,728
Spin Games LLC
GOODWILL
Goodwill recognized upon acquisition	€ 6,934